Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets
	December 31, 2024	December 31, 2023
Gross carrying amount
Prepaid patented licenses	$200,000	$728,205
Computer software	223,858	223,858
	423,858	952,063

Less: accumulated amortization and impairment
Prepaid patented licenses	200,000	728,205
Computer software	223,858	76,511
	423,858	804,716

Intangible assets, net
Prepaid patented licenses	-	-
Computer software	-	147,347
Intangible assets, net	$-	$147,347